CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended
Dec. 28, 2013
Cash flows from operating activities
Net income	$ 3,768
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	2,872
Stock-based compensation	889
Amortization of intangible assets	2,903
Amortization of deferred loan fees	2,368
Loss on disposal of property and equipment	804
Accretion of above market leases	(178)
Deferred taxes	338
Amortization of inventory fair value adjustment	867
Changes in operating assets and liabilities:
Accounts receivable	(1,177)
Inventories	(13,018)
Prepaid expenses and other current assets	93
Other assets	32
Accounts payable	7,997
Accrued expenses and other current liabilities	9,601
Other liabilities	271
Net cash provided by operating activities	18,430
Cash flows from investing activities
Purchases of property and equipment	(9,659)
Proceeds from sales of property and equipment	16
Purchase of trademark rights	(200)
Acquisition of business, net of cash acquired	(13,980)
Net cash used in investing activities	(23,823)
Cash flows from financing activities
Line of credit - net	(149)
Proceeds from loan borrowings	100,000
Debt issuance fees	(3,350)
Repayments on debt and capital lease obligations	(69,799)
Repayment of debt in connection with acquisition	(20,078)
Net cash (used in) provided by financing activities	6,624
Net increase in cash and cash equivalents	1,231
Cash and cash equivalents, beginning of period	1,190
Cash and cash equivalents, end of period	2,421
Supplemental disclosures of cash flow information:
Cash paid for income taxes	1,002
Cash paid for interest	7,079
Supplemental disclosure of non-cash activities:
Unpaid purchases of property and equipment	276
Equipment acquired through capital lease	$ 28